Share-Based Compensation (Details Narrative) (10K) - USD ($)								1 Months Ended			3 Months Ended			12 Months Ended
	Mar. 20, 2018	Mar. 19, 2018	Jan. 02, 2018	Apr. 04, 2017	Nov. 02, 2016	May 13, 2016	Nov. 07, 2014	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016		Oct. 12, 2016	Nov. 30, 2014	Sep. 19, 2014
Option vested years			1 year
Option expiration term			5 years								2 years 1 month 24 days			2 years 1 month 24 days	4 years
Unrecognized compensation expense								$ 1,025,157			$ 2,800,000			$ 1,025,157
Stock compensation expense														499,000
Options intrinsic value								$ 2,097,415			$ 1,700,000			2,097,415
Option purchase price per share			$ 5.01
Fair value of option			$ 689,000											$ 25		[1]
Number of options exercised											29,200			291,402
Option exercise price per share											$ 5.10			$ 6.39	$ 0.13
Stock options exercised											$ 0.0001			$ 0.0001
Discount rate														1.47%
Expected life														2 years 6 months
Expected dividends														0.00%
Warrant intrinsic value								$ 0						$ 0
Placement Agent [Member] | IPO [Member]
Warrant to purchase common share																		50,000
Warrant exercise price per share																		$ 7.07
Minimum [Member]
Discount rate								1.78%		0.97%	2.01%			1.78%	0.97%
Expected life								2 years 29 days		2 years 6 months	3 years			2 years 29 days	2 years 6 months
Volatility range								69.00%		0.66%	66.00%			69.00%	65.00%
Expected dividends											0.00%
Maximum [Member]
Discount rate								2.14%		0.99%	2.45%			2.14%	0.99%
Expected life								4 years 9 months		3 years 11 months 15 days	3 years 9 months			4 years 9 months	3 years 11 months 15 days
Volatility range								71.00%		0.69%	68.00%			71.00%	69.00%
Expected dividends											0.00%
Acquisition Agreement [Member] | Everest Display, Inc [Member]
Option vested years									4 years
Option expiration term									5 years
Number of option purchased									185,018
Option purchase price per share									$ 7.00
Fair value of option									$ 634,000
Chief Financial Officer [Member]
Option vested years		1 year
Option expiration term		5 years							5 years
Number of option purchased									29,200
Option purchase price per share		$ 4.00							$ 0.0001
Fair value of option		$ 65,000			$ 484,000				$ 204,000
Number of options exercised	29,200				291,402
Remaining unvested options					50.00%
Chief Financial Officer [Member] | Minimum [Member]
Option exercise price per share					$ 0.13
Chief Financial Officer [Member] | Maximum [Member]
Option exercise price per share					$ 0.0001
Chief Operating Officer [Member]
Option vested years			1 year						3 years
Option expiration term			5 years						5 years
Number of option purchased									37,829
Option purchase price per share			$ 5.01						$ 7.00
Fair value of option			$ 459,000						$ 126,000
Series A common Stock [Member]
Number of option purchased				18,000
Option purchase price per share				$ 5.6
Fair value of option				$ 7,000
Class A Common Stock [Member]
Option vested years												4 years
Option expiration term												5 years
Fair value of warrant											$ 2,087,840			$ 2,087,840
Warrant expiration date											Dec. 31, 2019			Dec. 31, 2019
Class A Common Stock [Member] | Vert Capital [Member]
Warrant to purchase common share							796,813										597,610
Warrant exercise price per share							$ 7.70
Class A Common Stock [Member]
Option expiration term													5 years
Number of option purchased						120,917
Option purchase price per share						$ 0.12
Fair value of option						$ 109,000
2018 [Member]
Stock compensation expense
Stock Options [Member]
Option vested years											4 years			4 years
Option expiration term											5 years			5 years
Directors Officers Key Employees Consultants [Member]
Share based compensation stock option available for grant								1,577,864						1,577,864					2,390,438
Borad of Directors [Member] | Minimum [Member]
Share based compensation stock option available for grant											300,000
Borad of Directors [Member] | Maximum [Member]
Share based compensation stock option available for grant											2,690,438
Borad of Directors [Member] | 2018 [Member] | Minimum [Member]
Share based compensation stock option available for grant								300,000						300,000
Borad of Directors [Member] | 2018 [Member] | Maximum [Member]
Share based compensation stock option available for grant								2,690,438						2,690,438
Employees [Member]
Option vested years									4 years
Option expiration term									5 years
Number of option purchased									4,495
Option purchase price per share									$ 7.00
Fair value of option									$ 15,000
Directors [Member]
Option vested years									1 year
Option expiration term									5 years
Number of option purchased									100,000
Option purchase price per share									$ 7.00
Fair value of option									$ 319,000
Consultant [Member]
Warrant to purchase common share							23,904
Warrant exercise price per share							$ 7.70
Fair value of warrant							$ 62,634
Warrant expiration date							Dec. 31, 2019
Warrant exercise percentage							110.00%
Consultant [Member] | Class A Common Stock [Member]
Warrant to purchase common share							23,904
Warrant exercise price per share							$ 7.70
Michael Pope [Member] | Class A Common Stock [Member]
Warrant to purchase common share							199,203
Placement Agent [Member] | IPO [Member]
Warrant exercise price per share									$ 7.07
Fair value of warrant									$ 192,591
Warrant expiration date									Aug. 29, 2022

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.